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                            WESTERN ASSET FUNDS, INC.
              Western Asset U.S. Government Money Market Portfolio
                      Western Asset Money Market Portfolio
                  Western Asset Limited Duration Bond Portfolio
                    Western Asset Intermediate Bond Portfolio
                 Western Asset Intermediate Plus Bond Portfolio
                        Western Asset Core Bond Portfolio
                     Western Asset Core Plus Bond Portfolio
               Western Asset Inflation Indexed Plus Bond Portfolio
                       Western Asset High Yield Portfolio
                Western Asset Non-U.S. Opportunity Bond Portfolio
                 Western Asset Global Strategic Income Portfolio
                     Western Asset Enhanced Equity Portfolio


                       Supplement to the Institutional and
                  Financial Intermediary Class Prospectus dated
                   August 1, 2003 and revised October 7, 2003

          This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus dated August 1,
              2003 and revised October 7, 2003 (the "Prospectus").

       The following is added as the second to last paragraph on the back cover of the Prospectus:

     Portfolio holdings of a Portfolio are available upon request by calling
                                1-888-425-6432.


                    This supplement is dated December 5, 2003